Current Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2017
Disclosure Of Current Tax Assets And Liabilities [Abstract]
Current Tax Assets and Liabilities
11.	CURRENT TAX ASSETS AND LIABILITIES.

The detail of current tax assets and liabilities as of December 31, 2017 and 2016, is as follows:

	As of December 31,
	2017	2016
Tax Receivables	ThCh$	ThCh$
Monthly provisional tax payments	63,942,847	43,862,763
Tax credit for absorbed profits	13,433,962	11,398,609
Tax credit for training expenses	261,000	241,700
Other	118,239	146,099
Total	77,756,048	55,649,171

	As of December 31,
	2017	2016
Tax Payables	ThCh$	ThCh$
Income tax	67,027,507	61,599,415
Total	67,027,507	61,599,415